Business Combinations - IHS Kuwait Limited (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2021 item	Apr. 30, 2021 item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($) item
IHS GCC KW
Business Combinations
Tower not yet acquired | item				1,620
Remaining towers yet to acquired | item				265
Shares in IHS GCC KW transferred in business combination				30.00%
IHS Kuwait Limited
Business Combinations
Towers to be acquired | item			193	1,162
Towers acquired in first two stage | item				1,620
Percentage of business acquired			70.00%	70.00%
Goodwill acquired				$ 13,143
Gross consideration			$ 12,248	117,367
Less: consideration received in exchange for a retained 30% interest (by Zain Kuwait) in IHS GCC KW			(1,837)	(14,927)
Net consideration for 70% controlling interest in the acquired towers			10,411	102,440
Less: contingent and deferred consideration (note payable to Zain)				(25,202)
Net cash consideration			10,411	77,238
Identifiable assets acquired and liabilities assumed:
Network assets			7,902	33,061
Right of use asset				10,372
Customer related intangible asset			5,449	41,878
Network related intangible asset			1,877	14,424
Trade and other receivables			872	14,318
Trade and other payables			(3,852)	(1,249)
Lease liabilities				(8,580)
Total identifiable net assets acquired			12,248	104,224
Shareholder funding provided by the Group and external debt**			(6,124)	(48,730)
Settlement for lease prepayment funded post acquisition				(5,738)
Total identifiable net assets acquired for purposes of non-controlling interest			6,124	49,756
Non-controlling interest			$ 1,837	14,927
Revenue - post-acquisition				21,713
Profit - post-acquisition				$ (2,466)
Percentage of net assets acquired (liabilities assumed) as disclosed in the acquisition analysis			100.00%	100.00%
Deferred And Contingent consideration recognized as of acquisition date			$ 25,200
Deferred consideration recognized as of acquisition date, Payable			18 months
Contingent consideration recognised as of acquisition date, Payable			24 months
Zain Kuwait
Business Combinations
Towers acquired in third stage | item				1,162
Proportion of ownership interests held by non-controlling interests			30.00%	30.00%
Zain Kuwait | IHS GCC KW
Business Combinations
Towers to be acquired | item	126	67